PROPERTY AND EQUIPMENT, NET (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	¥ 36,026	$ 5,240	¥ 29,246	¥ 29,634